Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Managed Account Completion Shares (MACS) Trust
Entity Central Index Key	0002025137
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000252212 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Floating Rate MACS
Class Name	Virtus Newfleet Floating Rate MACS
Trading Symbol	VMAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Floating Rate MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Floating Rate MACS	$1	0.03%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%
Net Assets	$ 21,211,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$21,211
Total number of portfolio holdings	132
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		96%
Health Care	10%
Media / Telecom - Cable/Wireless Video	10%
Service	8%
Food / Tobacco	7%
Manufacturing	7%
Information Technology	7%
Financials	7%
All other Leveraged Loans	40%
Exchange-Traded Fund		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000252211 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet CMBS MACS
Class Name	Virtus Newfleet CMBS MACS
Trading Symbol	VMAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet CMBS MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet CMBS MACS	$0	0.01%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 20,804,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$20,804
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities	90%
Asset-Backed Securities	10%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000252213 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield MACS
Class Name	Virtus Newfleet High Yield MACS
Trading Symbol	VMAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet High Yield MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield MACS	$0	0.01%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 21,884,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$21,884
Total number of portfolio holdings	130
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]	Asset Allocation(1)
Corporate Bonds and Notes		99%
Financials	26%
Energy	14%
Communication Services	12%
All other Corporate Bonds and Notes	47%
Preferred Stock		1%
Total		100%

C000252214 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet RMBS MACS
Class Name	Virtus Newfleet RMBS MACS
Trading Symbol	VMAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet RMBS MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet RMBS MACS	$0	0.01%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 47,016,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$47,016
Total number of portfolio holdings	104
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities	95%
Asset-Backed Securities	5%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000252215 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield MACS
Class Name	Virtus Seix High Yield MACS
Trading Symbol	VMAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix High Yield MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield MACS	$0	0.01%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 5,054,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$5,054
Total number of portfolio holdings	102
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		100%
Financials	20%
Industrials	20%
Consumer Discretionary	17%
Materials	8%
Information Technology	7%
Communication Services	7%
Energy	7%
All other Corporate Bonds and Notes	14%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000252216 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor EMD MACS
Class Name	Virtus Stone Harbor EMD MACS
Trading Symbol	VMALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor EMD MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor EMD MACS	$0	0.01%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 5,108,000
Holdings Count | Holding	111
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$5,108
Total number of portfolio holdings	111
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		96%
Financial & Lease	17%
Electric	16%
Exploration & Production	15%
Wireless	9%
Metals, Mining & Steel	6%
Industrial Other	4%
Refining	4%
Chemicals	4%
Gaming	3%
Technology	3%
All other Corporate Bonds and Notes	15%
Foreign Government Securities		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2025.

C000252210 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet ABS MACS
Class Name	Virtus Newfleet ABS MACS
Trading Symbol	VMADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet ABS MACS (“Fund”) for the period of February 5, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS MACS	$0	0.01%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 38,208,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$38,208
Total number of portfolio holdings	105
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]	Asset Allocation(1)
Asset-Backed Securities	100%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.